Maturity analysis of assets, liabilities and off-balance sheet commitments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of cash flows payable under derivative financial liabilities by remaining contractual maturities

Cash flows payable under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
	£m	£m	£m	£m	£m	£m
Deposits by banks	19,626	2,028	453	700	269	23,076
Customer accounts	197,730	14,148	10,649	671	81	223,279
Repurchase agreements – non-trading	42,743	7,801	1,761	1,686	—	53,991
Trading liabilities	42,276	—	—	—	—	42,276
Financial liabilities designated at fair value	12,107	1,183	8,003	7,589	6,862	35,744
Derivatives	170,391	127	326	798	1,198	172,840
Debt securities in issue	3,305	2,266	6,014	1,939	1,360	14,884
Subordinated liabilities	31	157	397	6,478	13,122	20,185
Other financial liabilities[1]	57,982	292	691	159	1,220	60,344
	546,191	28,002	28,294	20,020	24,112	646,619
Loan and other credit-related commitments	131,829	—	—	—	—	131,829
Financial guarantees[2]	2,401	—	—	—	—	2,401
At 31 Dec 2023	680,421	28,002	28,294	20,020	24,112	780,849

Cash flows payable under financial liabilities by remaining contractual maturities (continued)
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
	£m	£m	£m	£m	£m	£m
Deposits by banks	16,178	36	2,479	1,994	256	20,943
Customer accounts	197,400	11,821	6,441	127	285	216,074
Repurchase agreements – non-trading	30,572	1,793	203	427	—	32,995
Trading liabilities	41,265	—	—	—	—	41,265
Financial liabilities designated at fair value	9,558	1,950	4,887	7,200	6,857	30,452
Derivatives	218,015	88	391	1,382	437	220,313
Debt securities in issue	832	3,047	2,352	812	851	7,894
Subordinated liabilities	9	137	427	3,300	14,713	18,586
Other financial liabilities[1]	65,307	272	827	180	1,080	67,666
	579,136	19,144	18,007	15,422	24,479	656,188
Loan and other credit-related commitments	127,913	—	—	—	—	127,913
Financial guarantees[2]	5,327	—	—	—	—	5,327
At 31 Dec 2022	712,376	19,144	18,007	15,422	24,479	789,428

Disclosure of cash flows payable under financial liabilities by remaining contractual maturities

Cash flows payable under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
	£m	£m	£m	£m	£m	£m
Deposits by banks	19,626	2,028	453	700	269	23,076
Customer accounts	197,730	14,148	10,649	671	81	223,279
Repurchase agreements – non-trading	42,743	7,801	1,761	1,686	—	53,991
Trading liabilities	42,276	—	—	—	—	42,276
Financial liabilities designated at fair value	12,107	1,183	8,003	7,589	6,862	35,744
Derivatives	170,391	127	326	798	1,198	172,840
Debt securities in issue	3,305	2,266	6,014	1,939	1,360	14,884
Subordinated liabilities	31	157	397	6,478	13,122	20,185
Other financial liabilities[1]	57,982	292	691	159	1,220	60,344
	546,191	28,002	28,294	20,020	24,112	646,619
Loan and other credit-related commitments	131,829	—	—	—	—	131,829
Financial guarantees[2]	2,401	—	—	—	—	2,401
At 31 Dec 2023	680,421	28,002	28,294	20,020	24,112	780,849

Cash flows payable under financial liabilities by remaining contractual maturities (continued)
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
	£m	£m	£m	£m	£m	£m
Deposits by banks	16,178	36	2,479	1,994	256	20,943
Customer accounts	197,400	11,821	6,441	127	285	216,074
Repurchase agreements – non-trading	30,572	1,793	203	427	—	32,995
Trading liabilities	41,265	—	—	—	—	41,265
Financial liabilities designated at fair value	9,558	1,950	4,887	7,200	6,857	30,452
Derivatives	218,015	88	391	1,382	437	220,313
Debt securities in issue	832	3,047	2,352	812	851	7,894
Subordinated liabilities	9	137	427	3,300	14,713	18,586
Other financial liabilities[1]	65,307	272	827	180	1,080	67,666
	579,136	19,144	18,007	15,422	24,479	656,188
Loan and other credit-related commitments	127,913	—	—	—	—	127,913
Financial guarantees[2]	5,327	—	—	—	—	5,327
At 31 Dec 2022	712,376	19,144	18,007	15,422	24,479	789,428

Disclosure of maturity analysis of assets, liabilities and off-balance sheet commitments

Maturity analysis of financial assets and financial liabilities
	2023			2022[1]
	Due within 1 year	Due after more than 1 year	Total	Due within 1 year	Due after more than 1 year	Total
	£m	£m	£m	£m	£m	£m
Assets
Financial assets designated or otherwise mandatorily measured at fair value	2,973	16,095	19,068	1,391	14,490	15,881
Loans and advances to banks	14,037	334	14,371	15,867	1,242	17,109
Loans and advances to customers	34,876	40,615	75,491	38,405	34,209	72,614
Reverse repurchase agreement – non-trading	71,676	1,818	73,494	52,324	1,625	53,949
Financial investments	7,481	38,887	46,368	7,201	25,403	32,604
Other financial assets	56,693	288	56,981	55,414	428	55,842
Assets held for sale	10,182	10,186	20,368	4,174	17,040	21,214
At 31 Dec	197,918	108,223	306,141	174,776	94,437	269,213
Liabilities
Deposits by banks	22,069	874	22,943	18,674	2,162	20,836
Customer accounts	222,215	726	222,941	215,562	386	215,948
Repurchase agreements – non-trading	51,848	1,568	53,416	32,486	415	32,901
Financial liabilities designated at fair value	21,163	11,382	32,545	16,281	11,001	27,282
Debt securities in issue	11,439	2,004	13,443	6,149	1,119	7,268
Other financial liabilities	58,433	1,372	59,805	65,145	1,248	66,393
Subordinated liabilities	—	14,920	14,920	142	14,386	14,528
Liabilities of disposal groups held for sale	17,590	3,094	20,684	21,621	3,090	24,711
At 31 Dec	404,757	35,940	440,697	376,060	33,807	409,867
From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly.